Hyundai Auto Receivables Trust 2010-B
Monthly Servicing Report

Collection Period	May 2011
Distribution Date	06/15/11
Transaction Month	9
30/360 Days	30
Actual/360 Days	30

I. ORIGINAL DEAL PARAMETERS

Cut off Date:		August 6, 2010
Closing Date:		August 26, 2010

		Dollars	Units	WAC	WARM
Original Pool Balance:		$1,342,974,850.47	79,332	4.695%	60.87
Original Adj. Pool Balance:		$1,305,852,694.83

		Dollar Amount	% of Pool	Note Rate		Final Payment Date
Class A-1 Notes	Fixed	$267,000,000.00	19.881%	0.37121%		September 15, 2011
Class A-2 Notes	Fixed	$267,000,000.00	19.881%	0.57000%		March 15, 2013
Class A-3 Notes	Fixed	$419,000,000.00	31.199%	0.97000%		April 15, 2015
Class A-4 Notes	Fixed	$218,300,000.00	16.255%	1.63000%		March 15, 2017
Total Securities		$1,171,300,000.00	87.217%

Overcollateralization		$134,552,694.83	10.019%
YSOA		$37,122,155.64	2.764%
Total Original Pool Balance		$1,342,974,850.47	100.00%

II. POOL BALANCE AND PORTFOLIO INFORMATION

	Beginning of Period		Ending of Period		Change
	Balance	Note Factor	Balance	Pool Factor
Class A-1 Notes	$-	-	$-	-	$-
Class A-2 Notes	$231,173,249.75	0.8658174	$204,717,284.78	0.7667314	$26,455,964.97
Class A-3 Notes	$419,000,000.00	1.0000000	$419,000,000.00	1.0000000	$-
Class A-4 Notes	$218,300,000.00	1.0000000	$218,300,000.00	1.0000000	$-
Total Securities	$868,473,249.75	0.7414610	$842,017,284.78	0.7188741	$26,455,964.97

Weighted Avg. Coupon (WAC)	4.62%		4.61%
Weighted Avg. Remaining Maturity (WARM)	53.46		52.59
Pool Receivables Balance	$1,036,167,302.86		$1,004,176,863.36
Remaining Number of Receivables	68,625		67,333

Adjusted Pool Balance	$1,008,121,621.38		$977,178,972.29

III. COLLECTIONS

Principal:
Principal Collections	$31,344,595.95
Repurchased Contract Proceeds Related to Principal	$-
Recoveries/Liquidation Proceeds	$560,044.16
Total Principal Collections	$31,904,640.11

Interest:
Interest Collections	$3,942,633.24
Late Fees & Other Charges	$46,427.28
Interest on Repurchase Principal	$-
Total Interest Collections	$3,989,060.52

Collection Account Interest	$4,123.42
Reserve Account Interest	$865.23
Servicer Advances	$-

Total Collections	$35,898,689.28

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Hyundai Auto Receivables Trust 2010-B
Monthly Servicing Report

Collection Period	May 2011
Distribution Date	06/15/11
Transaction Month	9
30/360 Days	30
Actual/360 Days	30

IV. DISTRIBUTIONS

Total Collections					$35,898,689.28
Reserve Account Release					$-
Reserve Account Draw					$-
Total Available for Distribution					$35,898,689.28
		Amount Due	Interest Pymt Due but unpaid from prior periods	Amount Paid
1. Servicing Fee @1.00%:
Servicing Fee Due	1.00%	$863,472.75		$863,472.75	$863,472.75
Collection Account Interest					$4,123.42
Late Fees & Other Charges					$46,427.28
Total due to Servicer					$914,023.45

3. Class A Noteholders Interest:
Class A-1 Notes		$-		$-
Class A-2 Notes		$109,807.29		$109,807.29
Class A-3 Notes		$338,691.67		$338,691.67
Class A-4 Notes		$296,524.17		$296,524.17

Total interest:		$745,023.13		$745,023.13	$745,023.13

Available Funds Remaining:					$34,239,642.70

4. Principal Distribution Amount:					$26,455,964.97

		Distributable Amount		Paid Amount
Class A-1 Notes				$-
Class A-2 Notes				$26,455,964.97
Class A-3 Notes				$-
Class A-4 Notes				$-
Class A Notes Total:		26,455,964.97		$26,455,964.97
Total Noteholders Principal				$26,455,964.97

5. Available Amounts Remaining to reserve account					7,783,677.73

11. Trustee Expenses					0.00

12. Remaining Available Collections Released to Certificateholder					7,783,677.73

V. YIELD SUPPLEMENT OVERCOLLATERALIZATION AMOUNT (YSOA)

Beginning Period Required Amount	$28,045,681.48
Beginning Period Amount	$28,045,681.48
Current Period Amortization	$1,047,790.41
Ending Period Required Amount	$26,997,891.07
Ending Period Amount	$26,997,891.07
Next Distribution Date Required Amount	$25,969,729.02

VI. RESERVE ACCOUNT

Reserve Percentage of Initial Adjusted Pool Balance	0.50%
Beginning Period Required Amount	$6,529,263.47
Beginning Period Amount	$6,529,263.47
Current Period Release to Collection Account	$-
Current Period Deposit	$7,783,677.73
Current Period Release to Depositor	$7,783,677.73
Ending Period Required Amount (0.5% of APB of cut-off date)	$6,529,263.47
Ending Period Amount	$6,529,263.47

VII. OVERCOLLATERALIZATION

Overcollateralization Target	14.50%
Overcollateralization Floor	2.00%
		Beginning	Ending	Target
Overcollateralization Amount		$139,648,371.63	$135,161,687.51	$135,161,687.51
Overcollateralization as a % of Adjusted Pool		13.85%	13.83%	13.83%

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Hyundai Auto Receivables Trust 2010-B
Monthly Servicing Report

Collection Period	May 2011
Distribution Date	06/15/11
Transaction Month	9
30/360 Days	30
Actual/360 Days	30

VIII. DELINQUENCY AND NET LOSS ACTIVITY

	Units Percent	Units	Dollars Percent	Dollar Amount
Current	98.98%	66,645	99.10%	$995,127,487.46
30 - 60 Days	0.80%	536	0.71%	$7,153,708.59
61 - 90 Days	0.19%	125	0.16%	$1,632,978.48
91 + Days	0.04%	27	0.03%	$262,688.83
		67,333		$1,004,176,863.36
Total
Delinquent Receivables 61 + days past due	0.23%	152	0.19%	$1,895,667.31
Delinquency Ratio 61+ for 1st Preceding Collection Period	0.19%	131	0.16%	$1,633,613.33
Delinquency Ratio 61+ for 2nd Preceding Collection Period	0.12%	85	0.11%	$1,173,846.50
Three-Month Average Delinquency Ratio	0.18%		0.15%

Repossession in Current Period		38		$662,132.45
Repossession Inventory		36		$575,006.32

Charge-Offs
Gross Principal of Charge-Off for Current Period				$645,843.55
Recoveries				$(560,044.16)
Net Charge-offs for Current Period				$85,799.39

Beginning Pool Balance for Current Period				$1,036,167,302.86

Net Loss Ratio				0.10%
Net Loss Ratio for 1st Preceding Collection Period				0.24%
Net Loss Ratio for 2nd Preceding Collection Period				0.29%
Three-Month Average Net Loss Ratio for Current Period				0.21%

Cumulative Net Losses for All Periods				$2,472,341.68
Cumulative Net Losses as a % of Initial Pool Balance				0.18%

Principal Balance of Extensions				$3,100,226.33
Number of Extensions				181

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